Lease (Tables)	9 Months Ended
Sep. 30, 2024
Lease
Schedule of lease information
Schedule of lease information
Operating lease ROU asset	$541,468
Operating lease liability - Short-term	$116,253
Operating lease liability - Long-term	$440,298
Remaining lease term	5 years 3 months
Discount rate	6%

Schedule of maturities of lease liabilities
Schedule of maturities of lease liabilities
2024	$28,418
2025	$116,458
2026	$110,305
2027	$103,897
2028	$97,861
Thereafter	$99,611